CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,273,413)	$ (2,873,350)	$ (6,209,768)	$ (601,002)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	16,135	11,032	25,903	9,448
Amortization of debt discounts	1,774,783	41,959	518,481	16,063
Loss on extinguishment of debt	1,464,698
Gain on forgiveness of debt	(48,880)
Stock-based compensation	120,006	175,990	338,792	16,636
Issuance of common stock for services		401,800	401,800
Gain on exchange of equity investments, net of unrealized loss on change in fair value	(1,826,160)
Fair value of warrants issued for services			368,003
Loss on goodwill impairment		1,949,884	1,949,884
Changes in Assets and Liabilities:
Accounts receivable	(514,218)	(1,361,884)	(534,909)	(565,306)
Accounts receivable - related party	(57,477)		(171,392)
Inventory	1,017,569	(899,710)	(2,623,788)	(272,345)
Prepaid expenses	(198,443)	(1,522,993)	(669,713)	(585,821)
Prepaid expenses - related party	(1,500,501)	(52,538)	(2,709,449)	(15,523)
Other assets	549,860	(11,789)	(531,324)	(369,287)
Accounts payable and accrued expenses	135,981	691,468	496,450	381,512
Accounts payable and accrued expenses - related party	(47,389)	(12,844)	312,666	(126,754)
Taxes payable	64,879	128,287	278,223	48,508
Deferred revenue				(62,210)
NET CASH USED IN OPERATING ACTIVITIES	(1,322,570)	(3,334,688)	(8,760,141)	(2,126,081)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(21,761)	(4,249)	(55,337)	(12,816)
Payment of financing arrangement fee				(131,900)
Cash received from acquisition		40,858	40,858
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(21,761)	36,609	(14,479)	(144,716)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of convertible note payable	(1,311,285)		(239,286)
Proceeds from convertible note payable			2,686,000
Payment of related party note payable	(18,690)	(50,779)	(84,755)	(63,312)
Payment of note payable	(1,267,390)	(365,152)	(487,476)	(176,218)
Proceeds from note payable	2,160,985	3,461,106	7,541,413	2,871,993
Payment of related party loan	(318,163)	(123,329)	(978,730)	(15,300)
Proceeds from related party loan	1,071,479	547,296	817,040	148,250
Payment of loans payable		(19,399)	(20,437)	(45,374)
Proceeds from issuance of share settled debt obligation	1,554,590
Sale of common stock and warrants		64,749	91,780
Proceeds from the exercise of stock options				24,000
Purchase of treasury stock	(11,602)		(34,460)
Capital contribution				140
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,859,924	3,514,492	9,291,089	2,744,179
Effect of exchange rate changes on cash	(144,544)	(153,060)	(450,206)	45,159
NET INCREASE IN CASH	371,049	63,353	66,263	518,541
CASH AT BEGINNING OF YEAR	782,853	716,590	716,590	198,049
CASH AT END OF YEAR	1,153,902	779,943	782,853	716,590
Supplemental Disclosure of Cash Flow Information
Cash paid during the period: Interest	248,236	63,999	130,531	30,396
Cash paid during the period: Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Acquisition of Decahedron		1,479,000	1,479,000
Reversal of proceeds due from noteholder due to repayment of note		11,411	24,044
Pre-delivery shares issued for future conversion of convertible notes payable	670
Discounts related to warrants issued with convertible debentures			1,545,288
Discounts related to beneficial conversion features of convertible debentures			1,140,711
Related party accrual for repurchase of shares of common stock	58,010		61,422
Conversion of convertible notes payable to common stock	$ 34,719